Financial and capital risks management (Summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis) (Detail) - At fair value [member] - Unlisted equity investments [member] - Valuation multiples [member]
12 Months Ended
Dec. 31, 2019
Average P/B [member]
Financial and capital risks management [line items]
Range	2019: 1.17 to 1.49
Sensitivity of fair value to the input	10% increase/decrease in multiple would result in increase/decrease in fair value by RMB70.24 million.
Discount for lack of marketability [member]
Financial and capital risks management [line items]
Range	2019: 25% to 30.1%
Sensitivity of fair value to the input	10% increase/decrease in multiple would result in decrease/increase in fair value by RMB30.02 million.